Segmented Information and Economic Dependence (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of operating segments [abstract]
Summary of Geographical Segments
The Company’s revenues are allocated to geographic regions for the year ended April 30, 2022 and 2021 as follows:

(in thousands)	2022 $	2021 $
United States of America	6,816	7,932
Canada	572	1,089
Europe	9,429	7,436
Australia	1,540	468
Other	1,007	987

	19,364	17,912

The Company’s
non-current
assets are allocated to geographic regions as of April 30, 2022 and 2021 as follows:

	2022 $	2021 $
North America—Corporate	76	—
North America	1,481	2,153
Belgium	41,202	—
Netherlands	13,265	15,948

	56,024	18,101

Geographic segmentation of the Company’s net income (loss) for the year ended April 30, 2022 and 2021 is as follows:

(in thousands)	2022 $	2021 $
North America—Corporate	(9,340)	(8,632)
North America	(11,424)	(1,203)
Belgium	(215)	—
Netherlands	4,270	2,495

	(16,709)	(7,340)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the year ended April 30, 2022 and 2021 is as follows:

Interest and accretion (in thousands)	2022 $	2021 $
North America — Corporate	258	523
North America	51	96
Belgium	3	—
Netherlands	107	244

	419	863

Amortization and depreciation (in thousands)	2022 $	2021 $
North America — Corporate	56	74
North America	778	687
Belgium	—	—
Netherlands	2,935	2,952

	3,769	3,713

Summary of Revenues Allocated According to Revenue Types
The Company’s revenues are allocated according to revenue types for the year ended April 30, 2022 and 2021 as follows:

(in thousands)	2022 $	2021 $
Project revenue	17,356	15,910
Product sales revenue	1,652	1,897
Cryostorage revenue	356	105

	19,364	17,912